As filed with the Securities and Exchange Commission on January 8, 2001
Securities Act File No. 333-51766 Investment Company Act File No. 811-02857

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1 	[X]
Post-Effective Amendment No. __ (Check appropriate box or boxes)	[ ]

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Exact Name Of Registrant As Specified In Its Charter)

(617) 342-1600 (Area Code And Telephone Number)

One Financial Center Boston, Massachusetts 02111 (Address Of Principal Executive Offices: Number, Street, City, State, Zip Code)

Robert W. Crook One Financial Center Boston, Massachusetts 02111 (Name and Address of Agent for Service)

Copies to:
Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE ROGERS & WELLS LLP 200 Park Avenue New York, NY 10166	Michael J. Hennewinkel, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Plainsboro, NJ 08543-9011

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

MERRILL LYNCH RATED INSTITUTIONAL FUND A SERIES OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES One Financial Center Boston, MA 02111

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held On February 5, 2001

TO THE SHAREHOLDERS OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES HOLDING SHARES OF MERRILL LYNCH RATED INSTITUTIONAL FUND:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of Merrill Lynch Rated Institutional Fund (the “Rated Fund”), a series of Merrill Lynch Funds For Institutions Series (the “Trust”), will be held at the offices of Merrill Lynch Investment Managers, L.P., One Financial Center, 23rd Floor, Boston, Massachusetts 02111 on February 5, 2001 at 10:00 a.m., Eastern time, for the following purposes:

(1) To approve or disapprove an Agreement and Plan of Reorganization (the “Agreement and Plan of Reorganization”) providing for the acquisition of substantially all of the assets of the Rated Fund by Merrill Lynch Institutional Fund (the “Institutional Fund”), another series of the Trust, and the assumption of substantially all of the liabilities of the Rated Fund by the Institutional Fund, in exchange solely for an equal aggregate value of newly-issued shares of the Institutional Fund. The Agreement and Plan of Reorganization also provides for the distribution of the Institutional Fund shares to shareholders of the Rated Fund in liquidation of the Rated Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the Rated Fund as a series of the Trust.

(2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

The Board of Trustees of the Trust has fixed the close of business on January 5, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

 A complete list of the shareholders of the Rated Fund entitled to vote at the Meeting will be available and open to the examination by any shareholder of the Rated Fund for any purpose germane to the Meeting during ordinary business hours from and after January 22, 2001 at the offices of Merrill Lynch Investment Managers, L.P., One Financial Center, Boston, Massachusetts.

You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust.

By Order of the Board of Trustees, PHILLIP S. GILLESPIE Secretary

Boston, Massachusetts Dated: January 8, 2001


MERRILL LYNCH RATED INSTITUTIONAL FUND
MERRILL LYNCH INSTITUTIONAL FUND
EACH A SERIES OF
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
ONE FINANCIAL CENTER
BOSTON, MASSACHUSETTS 02111
(617) 342-1600

SPECIAL MEETING OF SHAREHOLDERS

February 5, 2001

This Proxy Statement and Prospectus is being sent to you because you are a shareholder of Merrill Lynch Rated Institutional Fund (the “Rated Fund”), a series of Merrill Lynch Funds For Institutions Series (the “Trust”), a Massachusetts business trust. The Trust has called a Special Meeting of Rated Fund shareholders (the “Meeting”) to consider a proposal to approve an Agreement and Plan of Reorganization between the Rated Fund and Merrill Lynch Institutional Fund (the “Institutional Fund”), another series of the Trust. The Board of Trustees of the Trust is requesting Rated Fund shareholders to submit a proxy to be used at the Special Meeting to vote the shares held by the shareholder submitting the proxy.

The Agreement and Plan of Reorganization that you are being asked to consider involves a transaction whereby the Institutional Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Rated Fund in exchange for shares of the Institutional Fund, which shares will then be distributed to the shareholders of the Rated Fund in liquidation of the Rated Fund. This transaction is referred to in this Proxy Statement and Prospectus as the “Reorganization.” After the completion of these transactions, the Rated Fund will be terminated as a series of the Trust.

 The Board of Trustees has fixed the close of business on January 5, 2001 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no share having cumulative voting rights. As of the Record Date, the Rated Fund had outstanding 272,086,380.70 shares of beneficial interest, par value $.01 per share.

The current prospectus of the Trust, which contains information about the Rated Fund and the Institutional Fund, dated August 17, 2000 (the “Trust Prospectus”), accompanies this Proxy Statement and Prospectus and is incorporated herein by reference. The Annual Report to Shareholders of the Trust as of April 30, 2000 also accompanies this Proxy Statement and Prospectus.

This Proxy Statement and Prospectus sets forth concisely the information about the Rated Fund and the Institutional Fund that a Rated Fund shareholder should know before considering this Reorganization transaction and should be retained for future reference. The Trust has authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

(continued on next page)

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Proxy Statement and Prospectus is January 8, 2001

A statement of additional information relating to this reorganization transaction (the “Statement of Additional Information”) is on file with the Commission. It is available from the Trust without charge, upon oral request by calling 1-800-225-1576 or by writing the Trust at State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118. The Statement of Additional Information is incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, other material incorporated herein by reference and other information regarding the Trust.

The address of the principal executive offices of the Trust is One Financial Center, Boston, Massachusetts 02111, and the telephone number is (617) 342-1600.

INTRODUCTION

This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of the Trust for use at a special meeting (the “Meeting”) of shareholders of the Rated Fund, a series of the Trust, to be held at the offices of Merrill Lynch Investment Managers, L.P., One Financial Center, 23rd Floor, Boston, Massachusetts 02111 on February 5, 2001 at 10:00 a.m., Eastern time. The mailing address for the Trust is One Financial Center, Boston, Massachusetts 02111. The approximate mailing date of this Proxy Statement and Prospectus is January 8, 2001.

Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the Trust at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted “FOR” the proposal to approve the Agreement and Plan of Reorganization between the Rated Fund and the Institutional Fund, another series of the Trust (the “Agreement and Plan”). The Trust is organized as a Massachusetts business trust.

Shareholders of the Rated Fund will be entitled to receive an equal aggregate value of shares to be issued by the Institutional Fund as they held in the Rated Fund immediately prior to the Reorganization (the “Corresponding Shares”). The same distribution fees and account maintenance fees, if any, shall apply to the Corresponding Shares as applied to shares of the Rated Fund immediately prior to the Reorganization. The aggregate net asset value of the shares of the Institutional Fund to be issued to the shareholders of the Rated Fund will equal the aggregate net asset value of the outstanding shares of the Rated Fund as set forth in the Agreement and Plan. The Rated Fund and the Institutional Fund sometimes are referred to herein collectively as the “Funds” and individually as a “Fund,” as the context requires. The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund.”

Approval of the Agreement and Plan will require the affirmative vote of the Rated Fund shareholders representing at least two-thirds of the outstanding shares entitled to be cast thereon. See “Information Concerning the Special Meeting.”

The Board of Trustees of the Trust knows of no business other than that discussed above which will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

This Proxy Statement and Prospectus serves as a prospectus of the Trust under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the issuance of shares of the Institutional Fund to the Rated Fund shareholders pursuant to the terms of the Agreement and Plan.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan, attached hereto as Exhibit I.

In this Proxy Statement and Prospectus, the term “Reorganization” refers collectively to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of the Rated Fund by the Institutional Fund in exchange for an equal aggregate value of shares of the Institutional Fund to be issued to the Rated Fund shareholders and the subsequent distribution of such shares to the shareholders of the Rated Fund in liquidation of the Rated Fund; and (ii) the subsequent termination of the Rated Fund as a series of the Trust in accordance with the laws of the Commonwealth of Massachusetts.

The Reorganization

At a meeting of the Board of Trustees of the Trust held on September 11, 2000, the Board of Trustees approved a proposal that the Institutional Fund acquire substantially all of the assets and assume substantially all of the liabilities of the Rated Fund in exchange solely for an equal aggregate value of newly issued shares of the Institutional Fund to be distributed to the shareholders of the Rated Fund in exchange for their shares of the Rated Fund.

 Based upon their evaluation of all relevant information, the Trustees of the Trust have determined that the Reorganization will benefit the shareholders of the Rated Fund. Specifically, the Trustees considered that after the Reorganization, the Rated Fund shareholders will remain invested in an open-end fund with a substantially larger combined net asset value. As part of a much larger fund, the Rated Fund shareholders are likely to benefit from reduced overall operating expenses per share on a pro forma basis. The Trustees also noted that, although the investment advisory fee (as a percentage of average daily net assets) payable by the Institutional Fund is higher than that payable by the Rated Fund, Fund Asset Management, L.P. (“FAM”), the Institutional Fund’s investment adviser, has contractually agreed for an indefinite period of time to waive a portion of its fee so that the effective annual investment advisory fee to be paid by the Combined Fund will be the same as that payable by the Rated Fund. See “Summary—Pro Forma Fee Tables” and “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization.”

The Board of Trustees of the Trust, including all of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), has determined that the Reorganization is in the best interests of the Rated Fund and that the interests of existing Rated Fund shareholders will not be diluted as a result of the Reorganization. As a result of the Reorganization, however, a shareholder of the Rated Fund or a shareholder of the Institutional Fund would hold a smaller percentage of ownership in the Combined Fund than he or she held in the Rated Fund or the Institutional Fund prior to the Reorganization.

 The Reorganization is contingent upon receipt of the approval of the vote of at least two-thirds of the shares of the Rated Fund outstanding on the Record Date and entitled to be cast at the Meeting.

If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable after such approval, provided that the Trust, on behalf of both the Rated Fund and the Institutional Fund, has obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan. The Agreement and Plan may be terminated, and the Reorganization abandoned, whether before or after approval by the shareholders of the Rated Fund, at any time prior to the Exchange Date (as defined below), (i) by consent of the Board of Trustees of the Trust; (ii) by the Trustees of the Trust, on behalf of the Rated Fund, if any condition to the Rated Fund’s obligations has not been fulfilled or waived by such Board; or (iii) by the Trustees of the Trust, on behalf of the Institutional Fund, if any condition to the Institutional Fund’s obligations has not been fulfilled or waived by such Board.

2

Pro Forma Fee Tables

The tables below provide information about the fees and expenses attributable to shares of each Fund and, assuming the Reorganization takes place, the estimated annualized fees and expenses attributable to shares of the Combined Fund.

Pro Forma Fee Table for Shareholders of the Rated Fund, the Institutional Fund and the Combined Fund as of April 30, 2000

	Actual
	Institutional Fund		Rated Fund	Pro Forma Combined Fund(a)
Shareholder Fees (fees paid directly from a shareholder’s investment) (a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None		None	None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None	None
Exchange Fee	None		None	None
Redemption Fee	None		None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.33%	(b)	0.20%	0.33%
Distribution and/or Service (12b-1) Fees	None		None	None
Other Expenses (including transfer agent fees)	0.04%		0.08%	0.04%
Total Annual Fund Operating Expenses	0.37%	(b)	0.28%	0.37%
Fee Waiver and Expense Reimbursement	—		—	0.13%	(c)
Net Expenses	0.37%	(b)	0.28%	0.24%	(c)

(a)	Assumes the Reorganization took place on April 30, 2000.
(b)	Fund Asset Management, L.P. (“FAM”), the Institutional Fund’s investment adviser, has voluntarily agreed to waive a portion of its fee so that the effective annual fee is 0.20% of the Institutional Fund’s average daily net assets. The Total Annual Fund Operating Expenses were 0.24% of average daily net assets.
(c)	FAM has contractually agreed for an indefinite period of time to waive a portion of its fee so that the effective annual investment advisory fee will be 0.20% of the Combined Fund’s average daily net assets. This waiver agreement may be changed only by the Board of Trustees of the Trust.

The foregoing Pro Forma Fee Tables and the Examples below are intended to assist investors in understanding the costs and expenses that a Rated Fund shareholder and an Institutional Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization.

3

EXAMPLES:

These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year and that each Fund’s operating expenses remain the same. This assumption is not meant to indicate that a shareholder will receive a 5% annual rate of return. A shareholder’s annual return may be more or less than the 5% used in these examples. Although a shareholder’s actual costs may be higher or lower, based on these assumptions your costs would be:

Cumulative Expenses Paid on Shares of Beneficial Interest for the Periods Indicated:
	1 Year	3 Years	5 Years	10 Years
Rated Fund	$29	$ 90	$158	$356
Institutional Fund	$38	$119	$208	$468
Combined Fund(a)(b)	$25	$ 77	$135	$306

(a)	Assumes that the Reorganization had taken place on April 30, 2000.
(b)	Reflects a contractual fee waiver by FAM for an indefinite period of time so that the effective annual investment advisory fee is 0.20% of the Combined Fund’s average daily net assets.

The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization” and “Comparison of the Funds—Management,” “—Purchase of Shares” and “—Redemption of Shares.”

The Trust

The Trust was organized under the laws of the Commonwealth of Massachusetts on May 7, 1987 and commenced operations on December 18, 1989. The Rated Fund commenced operations as a series of the Trust on June 15, 1998 and the Institutional Fund commenced operations as a series of the Trust on August 31, 1990. The Trust is a diversified, open-end management investment company.

As of April 30, 2000, the Rated Fund had net assets of approximately $288 million and the Institutional Fund had net assets of approximately $8.08 billion.

Comparison of the Funds

Investment Objectives. The investment objectives of the Rated Fund and the Institutional Fund are identical. Each Fund seeks maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities. Each Fund seeks to achieve its objective by investing in a diversified portfolio of U.S. dollar denominated money market securities. Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Investment Policies. The investment policies of the Rated Fund and the Institutional Fund are virtually identical. Each Fund attempts to achieve its objective by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short-term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. Each Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will

4

have remaining maturities of up to 762 days (25 months) in the case of all Government securities and 397 days (13 months) in the case of all other securities. Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve each Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. Each Fund’s dollar weighted average maturity will not exceed 90 days.

The investment strategies vary only in that the Rated Fund has a policy of maintaining a rating from one or more nationally recognized statistical ratings organizations (an “NSRO”) that maintain ratings on money market funds. Although the Institutional Fund does not require it to maintain a rating from an NSRO, the Institutional Fund nevertheless maintains a rating from one or more NSROs. The Institutional Fund currently intends to continue to maintain such a rating.


Portfolio Management. FAM serves as the investment adviser to each Fund. P. Michael Walsh is the portfolio manager of both the Rated Fund and the Institutional Fund. Mr. Walsh will serve as portfolio manager of the Combined Fund after the Reorganization.

FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates, including Merrill Lynch Investment Managers, L.P. (“MLIM”), had more than $555 billion in investment company and other portfolio assets under management as of December 2000. This amount includes assets managed for Merrill Lynch affiliates.

Advisory Fees. FAM serves as the investment adviser to each Fund pursuant to separate investment advisory agreements entered into by the Trust. The Rated Fund pays FAM a monthly fee at the annual rate of 0.20% of such Fund’s average daily net assets. The Institutional Fund pays FAM a monthly fee at annual rates ranging from 0.40% to 0.325% of such Fund’s average daily net assets. Effective July 6, 1992, FAM voluntarily agreed to waive a portion of its fee charged to the Institutional Fund, so that the effective annual fee is 0.20% of the Fund’s average daily net assets. FAM has contractually agreed to waive a portion of its fee so that the effective annual investment advisory fee with respect to the Combined Fund will be 0.20% of the Combined Fund’s average daily net assets.

Capital Shares. Both the Fund and the Institutional Fund offer one class of shares.

Purchase of Shares. The purchase procedures for shares of the Institutional Fund and the Rated Fund are identical. See “Comparison of the Funds—Purchase of Shares.”

5

Redemption of Shares. The redemption procedures for shares of the Institutional Fund and the Rated Fund are identical. See “Comparison of the Funds—Redemption of Shares.”

Dividends. Dividends on shares of the Institutional Fund and the Rated Fund are declared daily and reinvested monthly in additional full and fractional shares at net asset value unless the shareholder elects to receive such dividends in cash. See “Comparison of the Funds—Dividends.”

Net Asset Value. Both the Rated Fund and the Institutional Fund determine their net asset value as of 5:00 p.m. Boston time daily on days that both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Boston (“FRBB”) are open for business for full days of trading. The net asset value of each Fund’s shares is normally $1.00 per share. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights. The voting rights of the holders of shares of each Fund are identical. See “Comparison of the Funds—Additional Information—Capital Stock.”

Other Significant Considerations. The shareholder services available to the Rated Fund shareholders are the same as those available to the Institutional Fund shareholders. See “Comparison of the Funds—Additional Information—Shareholder Services.”

Tax Considerations

The Reorganization has been structured so that neither the Rated Fund nor the Institutional Fund will recognize gain or loss on the transaction, and the Rated Fund shareholders will not recognize gain or loss on the exchange of their Rated Fund shares for Corresponding Shares of the Institutional Fund. The consummation of the Reorganization is subject to the receipt of an opinion of counsel on the tax-free nature of the Reorganization. The Reorganization will not affect the status of the Trust as a regulated investment company. See “The Reorganization—Tax Consequences of the Reorganization.”

6

RISK FACTORS AND SPECIAL CONSIDERATIONS

     The investment risks associated with an investment in the Rated Fund are the same as those associated with an investment in the Institutional Fund. Such risks include credit risk, selection risk, interest rate risk, as well as the risks associated with repurchase agreements and reverse repurchase agreement, securities lending risk and foreign market risk. The risk factors to which an investment in the Institutional Fund and the Rated Fund are subject are set forth in the Trust’s Prospectus under the caption “Details about the Fund—Investment Risks.”

     Credit Risk — Credit risk is the risk that the issuer of a security owned by a Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

    Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform those of other funds with similar investment objectives and investment strategies.

     Interest Rate Risk — Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

     Repurchase Agreement Risk — If the party with whom a Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

     Reverse Repurchase Agreement Risk — A Fund may lose money if the other party defaults and the Fund has to buy the underlying securities elsewhere at more than the agreed-upon price. In addition, in a declining market a Fund may be unable to sell securities that are the subject of a reverse repurchase agreement until it repurchases them, which may result in the Fund receiving a lower sale price than it otherwise would have.

     Securities Lending Risk — A Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money if it is unable to recover its securities or if the value of its collateral falls. These events could trigger adverse tax consequences to a Fund.

     Foreign Market Risk — A Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and other foreign entities. Although a Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

COMPARISON OF THE FUNDS

Financial Highlights

 Institutional Fund. The following Financial Highlights table is intended to help you understand the Institutional Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share. The total returns in the table represent the rate an investor would have earned on an investment in Institutional Fund shares (assuming reinvestment of all dividends). Except where noted, this information has been audited by Deloitte & Touche LLP, whose report, along with the Institutional Fund’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

7

The following per share data and ratios have been derived from information provided in the financial statements:
	Merrill Lynch Institutional Fund
	Six Months Ended October 31, 2000 (unaudited)		For the Year Ended April 30,
			2000	1999	1998	1997	1996
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.032		.053	.051	.054	.052	.056
Less Distributions:
Dividends from net investment income	(.032)		(.053)	(.051)	(.054)	(.052)	(.056)
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.24	%(1)	5.45%	5.25%	5.57%	5.34%	5.81%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$8,742,586		$8,080,268	$8,060,111	$7,372,425	$6,197,878	$7,615,126
Ratio of expenses to average net assets (before waiver)	.37	%(2)	.37%	.37%	.38%	.38%	.37%
Ratio of expenses to average net assets (after waiver)	.24	%(2)	.24%	.24%	.25%	.25%	.24%
Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (before waiver)	6.33	%(2)	5.14%	4.98%	5.34%	5.12%	5.42%
Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (after waiver)	6.46%		5.27%	5.11%	5.47%	5.25%	5.55%

(1)	Not annualized.
(2)	On an annualized basis

Rated Fund. The following Financial Highlights table is intended to help you understand the Rated Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share. The total returns in the table represent the rate an investor would have earned on an investment in Rated Fund shares (assuming reinvestment of all dividends). Except where noted, this information has been audited by Deloitte & Touche LLP whose report, along with the Rated Fund’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

The following per share data and ratios have been derived from information provided in the financial statements:
	Merrill Lynch Rated Institutional Fund
	Six Months Ended October 31, 2000 (unaudited)		Year Ended April 30, 2000	For the Period June 15, 1998* to April 30, 1999
Net Asset Value, beginning of period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	.032		.053	.045
Less Distributions:
Dividends from net investment income	(.032)		(.053)	(.045)
Net Asset Value, end of period	$1.00		$1.00	$1.00
Total Return	3.19	%(1)	5.42%	4.57	%(1)
Ratios/Supplemental Data:
Net Assets, end of period (000)	$242,549		$287,618	$437,664
Ratio of expenses to average net assets (before waiver)	.34	%(2)	.28%	.27	%(2)
Ratio of expenses to average net assets (after waiver)	—		—	.23	%(2)
Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (before waiver)	6.33	%(2)	5.23%	4.95	%(2)
Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (after waiver)	—		—	4.99	%(2)

*	Commencement of operations
(1)	Not annualized.
(2)	On an annualized basis

8

Information About the Trust

The Trust Prospectus and Annual Report have been delivered with this Proxy Statement and Prospectus and are incorporated herein by reference. Information about the Institutional Fund’s and the Rated Fund’s investment objective and policies can be found under the heading “Details About the Fund—How Each Fund Invests” in the Trust Prospectus. For information regarding Management’s Discussion of Fund Performance of the Institutional Fund, please see the Annual Report that accompanies this Prospectus and Proxy Statement.

Management

Trustees. The Board of Trustees of the Trust consists of eight individuals, six of whom are not “interested persons” as defined in the Investment Company Act. The Trustees are responsible for the overall supervision of the operation of each Fund and perform the various duties imposed on the Trustees of investment companies by the Investment Company Act.

Information about the Trustees and officers of the Trust, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee is One Financial Center, 23rd floor, Boston Massachusetts 02111.

Name Age and Address	Position(s) held With Registrant	Principal Occupation(s) During the Past Five Years
Robert W. Crook (64)	President and Trustee (1)(2)	Senior Vice President of MLIM and of FAM Distributors, Inc. (“FAMD”) since 1990 and Vice President of MLIM and FAMD prior thereto.

A. Bruce Brackenridge (70) 9 Elm Lane Bronxville, NY 10708	Trustee (2)	Group Executive of J.P. Morgan & Co., Inc. (banking) and Morgan Guaranty Trust Company from 1979 to 1991 and an employee of J.P. Morgan in various capacities from 1952 to 1991.

Charles C. Cabot, Jr. (70) One Post Office Square Boston, MA 02109	Trustee (2)	Partner of the law firm Sullivan & Worcester and associated with that firm since 1966.

James T. Flynn (61) 340 East 72nd Street New York, NY 10021	Trustee (2)	Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

Terry K. Glenn (60) P.O. Box 9011 Princeton, New Jersey 08543-9011	Trustee (1)(2)

Executive Vice President of FAM and MLIM (which terms as used herein include their corporate predecessors) since 1983; President of FAMD since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of Princeton Administrators, L.P. (“Princeton Administrators”) since 1988.

Todd Goodwin (69)	Trustee

General Partner of Gibbons, Goodwin, van Amerongen (investment banking firm) since 1984; Director of Wells Aluminum Co. (aluminum extrusions), The Rival Company (electrical appliance manufacturer), U.S. Energy Systems (independent power producer) and John Manville Corporation (building materials).

George W. Holbrook, Jr. (69) 107 John Street Southport, CT 06490	Trustee (2)

Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessors since 1953; Director of Thoratec Laboratories Corporation (medical device manufacturer).

9

Name Age and Address	Position(s) held With Registrant	Principal Occupation(s) During the Past Five Years
W. Carl Kester (49) Harvard Business School Morgan Hall 393 Soldiers Field Boston, MA 02163	Trustee (2)

James R. Williston Professor of Business Administration of Harvard University Graduate School of Business since 1997, having been MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration since 1981; Independent Consultant since 1978.

James J. Fatseas (44)	Executive Vice President (2)	Vie President of MLIM since 1993; Vice President of FAMD since 1990 and Assistant Vice President of FAMD prior thereto.

William M. Breen (46)	Senior Vice President, Chief Financial Officer and Treasurer (2)	Vice President of MLIM since 1993 and Vice President of FAMD since 1990 and Assistant Vice President of FAMD prior thereto.

Michael J. Brady (41)	Senior Vice President (2)	Vice President of MLIM since 1993 and Vice President of FAMD since 1990 and an employee of FAMD prior thereto.

Ann Catlin (40)	Senior Vice President (2)	Employee of FAMD since 1986.

Vincent R. Giordano (55)	Senior Vice President (2)	Senior Vice President of FAM and MLIM since 1984 and Vice President since 1980; Portfolio Manager of FAM since 1977.

Mark E. Maguire (40)	Senior Vice President (2)	Assistant Vice President of FAMD since 1990.

Kevin J. McKenna (43) P.O. Box 9011 Princeton, NJ 08543-9011	Senior Vice President (2)	Co-Head of MLIM Fixed Income-Americas since 2000; First Vice President of MLIM since 1997; Vice President of MLIM from 1985 to 1997.

Barry F. X. Smith (34)	Senior Vice President (2)	Employee of FAMD since 1987.

William Wasel (41)	Senior Vice President (2)	Vice President of MLIM since 1993 and Vice President of FAMD since 1990 and Assistant Vice President of FAMD prior thereto.

Michael V. Petrella (34)	Vice President and Assistant Treasurer	Employee of FAMD since 1996; an employee of Bank of Boston prior thereto.

Patricia A. Schena (43)	Vice President and Assistant Secretary (2)	Assistant Vice President of FAMD since 1990, and an employee of FAMD since 1980.

Kevin Bannerton (29)	Vice President	Employee of FAMD since 1997 and employee of Merrill Lynch Pierce, Fenner & Smith Incorporated from 1993 to 1997.

Donald C. Burke (40) P.O. Box 9011 Princeton, NJ 08543-9011	Vice President and Treasurer (2)

First Vice President and Treasurer of FAM and MLIM since 2000; Senior Vice President and Treasurer of FAM and MLIM from 1999 to 2000; Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1999; First Vice President of MLIM from 1997 to 1999; Vice President of MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.

10

Name Age and Address	Position(s) held With Registrant	Principal Occupation(s) During the Past Five Years
Diane Frankland (65)	Vice President (2)	Employee of FAMD since 1979.

Peter Hayes (41) P.O. Box 9011 Princeton, NJ 08543-9011	Vice President (2)	First Vice President of MLIM since 1997, Vice President of MLIM since 1988; Portfolio Manager of FAM since 1987.

Eric P. Lareau (31)	Vice President (2)	Employee of FAMD since 1992.

Dianne McDonough (39)	Vice President (2)	Employee of FAMD since 1983.

John Ng (46) P.O. Box 9011 Princeton, NJ 08543	Vice President (2)	Director of MLIM since 1998; Vice President of MLIM from 1984 to 1998; Assistant Vice President of MLIM from 1981 to 1984.

Kevin Schiatta (45) P.O. Box 9011 Princeton, NJ 08543	Vice President (2)	Director of MLIM since 2000; Vice President of MLIM from 1985 to 2000.

Peter Thompson (34)	Vice President	Employee of FAMD since 1996; prior employee of Colonial Investment Services from 1993 to 1996.

Karen D. Young (36)	Vice President (2)	Employee of FAMD since 1982.

P. Michael Walsh (32)	Vice President	Director of MLIM since 1998; Vice President of MLIM from 1993 to 1998 and associated therewith since 1991.

Phillip S. Gillespie (36) P.O. Box 9011 Princeton, NJ 08543	Secretary (2)

Director (Legal Advisory) of MLIM since 2000; attorney associated with FAM and MLIM from 1998 to 1999. Prior to 1998, Mr. Gillespie was Assistant General Counsel of Chancellor LGT Asset Management, Inc. and from 1993 to 1997 was a Senior counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission.

(1)	Interested person, as defined in the Investment Company Act, of the Trust.
(2)	Such Trustee or officer is a director, trustee or officer of certain other investment companies for which FAM or MLIM acts as the investment adviser or manager.

Management and Advisory Arrangements. P. Michael Walsh is the portfolio manager of both the Rated Fund and the Institutional Fund. Mr. Walsh will serve as portfolio manager of the Combined Fund after the Reorganization.

FAM is the investment adviser to both the Rated Fund and the Institutional Fund, pursuant to separate investment advisory agreements entered into by the Trust with FAM. The Rated Fund pays FAM a monthly fee at the annual rate of 0.20% of such Fund’s average weekly net assets. The Institutional Fund pays FAM a monthly fee at annual rates ranging from 0.40% to 0.325% of such Fund’s average daily net assets. Effective July 6, 1992, FAM voluntarily agreed to waive a portion of its fee charged to the Institutional Fund, so that the effective annual fee is 0.20% of the Fund’s average daily net assets. FAM has contractually agreed to waive a portion of its fee so that the effective annual investment advisory fee with respect to the Combined Fund will be 0.20% of the Combined Fund’s average daily net assets.

Purchase of Shares

Both the Rated Fund and the Institutional Fund offer one class of shares. The purchase procedures in effect for both the Rated Fund and the Institutional Fund are identical. For a complete discussion of the purchase procedures, see “Your Account—How to Buy, Sell and Transfer Shares” in the Trust Prospectus.

Redemption of Shares

The redemption procedures in effect for both the Rated Fund and the Institutional Fund are identical. See “Your Account—How to Buy, Sell and Transfer Shares” in the Trust Prospectus.

11

Performance

General. The bar charts on the following pages provide an indication of the risks of investing in each Fund. The bar charts show changes in the Funds’ performance for the past 10 calendar years or each full year since inception. The table shows the average annual total returns of each Fund for the periods shown. Past performance is not indicative of future performance.

Merrill Lynch Institutional Fund

During the ten year period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.77% (quarter ended June 30, 1993).

Merrill Lynch Rated Institutional Fund

During the period shown in the bar chart, the highest return for a quarter was 1.61% (quarter ended December 31, 2000) and the lowest return for a quarter was 1.19% (quarter ended June 30, 1999).

12

Average Annual Total Return (as of the calendar year ended 2000)

Period	Institutional Fund	Rated Fund
Past One Year	6.34%	6.25%
Past Five Years or Since Inception	5.56%	5.87%(a)
Past Ten Years	5.08%	N/A

(a)	Commenced operations on June 15, 1998.

Shareholder Rights

Shareholders of each Fund are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote.

Dividends

All, or substantially all, of each Fund’s net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder’s account or, at the shareholder’s option, paid in cash. Following the Reorganization, the policy of the Combined Fund with respect to dividends will remain unchanged. See “Your Account—Dividends and Taxes” in the Trust Prospectus.

Tax Information

The tax consequences associated with an investment in shares of the Rated Fund are identical to those associated with an investment in shares of the Institutional Fund. See “Your Account—Dividends and Taxes” in the Trust Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are the same for both the Rated Fund and the Institutional Fund. For a discussion of these procedures, see “Portfolio Transactions” in the Trust’s Statement of Additional Information.

Additional Information

Net Asset Value. Both the Rated Fund and the Institutional Fund determine their net asset value once daily as of 5:00 p.m. (Boston Time) on days that both the NYSE and the FRBB are open for business and do not close early. On any day that the NYSE closes early, net asset value per share of each Fund for such purposes is determined 15 minutes after the early close of trading. On any day that the Bond Market Association (“BMA”) recommends an early close, the time for determination of net asset value of each Fund is 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. Net asset value is computed by dividing the market value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time.

Custodian. State Street Bank and Trust Company acts as custodian (the “Custodian”) of the cash and securities of the Trust. The principal business address of the Custodian is P.O Box 8118, Boston, Massachusetts, 02266-8118. The Custodian will continue to serve as the custodian of the Trust following the Reorganization.

Transfer Agent. State Street Bank and Trust Company serves as the transfer agent for each Fund (the “Transfer Agent”), at the same fee schedule, pursuant to separate agreements with the Trust. The Transfer Agent will continue to serve as the Combined Fund’s transfer agent following the Reorganization

Shareholder Inquiries. Shareholder inquiries with respect to the Rated Fund and the Institutional Fund may be addressed to either Fund by telephone at (617) 342-1600 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

13

THE REORGANIZATION

General

Under the Agreement and Plan (attached hereto as Exhibit I), the Institutional Fund will acquire substantially all of the assets, and will assume substantially all of the liabilities, of the Rated Fund, in exchange solely for an equal aggregate value of shares to be issued by the Institutional Fund. Upon receipt by the Rated Fund of such shares, the Rated Fund will distribute the Corresponding Shares to its shareholders as described below in liquidation of the Rated Fund.

Generally, the assets transferred by the Rated Fund to the Institutional Fund will equal all investments of the Rated Fund held in its portfolio as of the Valuation Time (as defined in the Agreement and Plan) and all other assets of the Rated Fund as of such time.

The Rated Fund will distribute the Corresponding Shares of the Institutional Fund received by it pro rata to its shareholders in exchange for such shareholders’ proportional interests in the Rated Fund. The Corresponding Shares of the Institutional Fund received by the Rated Fund shareholders will have the same aggregate net asset value as each such shareholder’s interest in the Rated Fund as of the Valuation Time. (See “Terms of the Agreement and Plan—Valuation of Assets and Liabilities” for information concerning the calculation of net asset value.) The distribution will be accomplished by opening new accounts on the books of the Institutional Fund in the names of all shareholders of the Rated Fund, including shareholders holding Rated Fund shares in certificate form, and transferring to each shareholder’s account the Corresponding Shares of the Institutional Fund representing such shareholder’s interest previously credited to the account of the Rated Fund. Shareholders holding Rated Fund shares in certificate form may receive certificates representing the Corresponding Shares of the Institutional Fund credited to their account in respect of such Rated Fund shares by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

Since the Corresponding Shares of the Institutional Fund will be issued at net asset value and the shares of the Rated Fund will be valued at net asset value for the purposes of the exchange by the shareholders of the Rated Fund of such shares for the Corresponding Shares, the holders of Rated Fund shares will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of the Rated Fund or the Institutional Fund would hold a smaller percentage of ownership in the Combined Fund than he or she did in the Rated Fund or the Institutional Fund prior to the Reorganization.

Procedure

On September 11, 2000, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act, approved the Agreement and Plan and the submission of such Agreement and Plan to the Rated Fund shareholders for approval.

If the shareholders of the Rated Fund approve the Reorganization at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is presently anticipated that the Reorganization will take place during the first calendar quarter of 2001.

The Board of Trustees of the Trust recommends that the Rated Fund shareholders approve the Agreement and Plan.

Terms of the Agreement and Plan

The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

Valuation of Assets and Liabilities. The assets of the Rated Fund and the Institutional Fund will be valued on the business day prior to the Exchange Date and will be valued according to the procedures set forth under “How Shares are Priced” in the Trust Prospectus. The net asset value of each Fund is normally $1.00 per share.

Distribution of Shares of the Institutional Fund. As soon as practicable after the Exchange Date, the Rated Fund will liquidate and distribute the Corresponding Shares received by it pro rata to its shareholders in exchange for such shareholders’ proportional interests in the Rated Fund. The Corresponding Shares received by the Rated Fund shareholders will have the same aggregate net asset value as such shareholders’ interest in the Rated Fund held on the Exchange Date. (See “Valuation of Assets,” above, for information about the calculation of net asset value.) Generally, the liquidation and distribution will be accomplished by opening new accounts on the books

14

of the Institutional Fund in the names of the shareholders of the Rated Fund and transferring to those shareholders’ accounts the Corresponding Shares representing such shareholders’ interest previously credited to the account of the Rated Fund.

No sales charge or fee of any kind will be charged to shareholders of the Rated Fund in connection with their receipt of shares of beneficial interest of the Institutional Fund in the Reorganization.

 Expenses. The expenses of the Reorganization that are directly attributable to the Rated Fund and the conduct of its business will be deducted from the assets of the Rated Fund as of the time of valuation of assets for purposes of the Reorganization. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the Meeting and the expenses related to the solicitation of proxies to be voted at that Meeting. The expenses attributable to the Institutional Fund include the costs of printing sufficient copies of the Trust Prospectus and the Trust’s most recent Annual Report that accompany this Proxy Statement and Prospectus. The expenses of the Reorganization, including expenses in connection with the preparation of the Agreement and Plan, legal fees and audit fees, will be borne equally by the Funds. The expenses of the Reorganization attributable to the Rated Fund are currently estimated to be $100,000 plus legal expenses.

Required Approvals. As previously stated, consummation of the Reorganization is conditioned upon the approval of the Reorganization by the Board of Trustees of the Trust in accordance with the standards set forth in Part I herein, as well as the receipt of certain regulatory approvals and an opinion of counsel as to tax matters. In addition, approval of the Agreement and Plan requires the affirmative vote of shareholders representing at least two-thirds of the outstanding shares of the Rated Fund.

Termination of the Rated Fund. Following the transfer of the assets and liabilities of the Rated Fund to the Institutional Fund and the distribution of the Corresponding Shares of the Institutional Fund to the Rated Fund shareholders, the Trust will take action to terminate the Rated Fund as a series of the Trust under Massachusetts law.

 Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of the Trust pursuant to the Agreement and Plan are subject to various conditions, including this registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganization by the Rated Fund shareholders, an opinion of counsel being received as to tax matters, an opinion of counsel being received as to securities matters and the continuing accuracy of various representations and warranties of the Rated Fund and the Institutional Fund being confirmed by the respective parties.

Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganization abandoned at any time, whether before or after adoption thereof by the Rated Fund shareholders, prior to the Exchange Date, or the Exchange Date may be postponed by the Board of Trustees of the Trust if any condition to the Trust’s obligations, on behalf of the Rated Fund or the Institutional Fund, has not been fulfilled or waived by the Board.

Potential Benefits to Shareholders as a Result of the Reorganization

The proposed Reorganization will consolidate two virtually identical funds and provide a larger asset base. FAM believes that the Reorganization will benefit both Rated Fund and Institutional Fund shareholders. Following the Reorganization, both Institutional Fund and Rated Fund shareholders will remain invested in a diversified, open-end fund with no changes to its investment objectives, risks of investment and management arrangements. In addition, FAM has advised us that Rated Fund shareholders are likely to experience lower expenses per share and economies of scale as a result of the Reorganization.

For the fiscal year ended April 30, 2000, the total operating expenses for the Rated Fund were 0.28% (based on average daily net assets of approximately $370 million) and the total operating expenses for the Institutional Fund were 0.24% (based on average daily net assets of approximately $8.28 billion and reflecting FAM’s voluntary fee waiver). If the Reorganization had taken place on April 30, 2000, the total operating expense ratio for the Combined Fund for the fiscal year ended April 30, 2000, on a pro forma basis, would have been 0.24% (based on net assets of approximately 8.30 billion and reflecting FAM’s contractual fee waiver), and would have been 0.04% lower than the current, total operating expenses of the Rated Fund.

15

FAM believes that the Reorganization will benefit each of the Funds primarily because certain fixed costs, such as the costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses will be spread across a larger asset base, resulting possibly in a lower overall expense ratio for the Combined Fund.

The table below sets forth the net assets of the each Fund as of its last two fiscal year ends and as of December 11, 2000.

Net Assets for the Dates Indicated
Institutional Fund	Net Assets	Rated Fund	Net Assets
As of December 11, 2000	$9.04 billion	As of December 11, 2000	$238 million
As of April 30, 2000	$8.08 billion	As of April 30, 2000	$288 million
As of April 30, 1999	$8.06 billion	As of April 30, 1999	$438 million

Based on the foregoing, the Board of Trustees of the Trust concluded that the Reorganization presented no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Reorganization, the Board of Trustees of the Trust determined that the interests of existing shareholders of the Rated Fund and the Institutional Fund would not be diluted as a result of the Reorganization.

Tax Consequences of the Reorganization

 General. The Reorganization has been structured so that neither the Rated Fund nor the Institutional Fund will recognize gain or loss on the transaction, and the Rated Fund shareholders will not recognize gain or loss on the exchange of their Rated Fund shares for Corresponding Shares of the Institutional Fund. The Rated Fund and the Institutional Fund have elected and qualified for the special tax treatment afforded “regulated investment companies” under the Code, and the Institutional Fund intends to continue to so qualify after the Reorganization. The Trust will receive an opinion from Clifford Chance Rogers & Wells LLP to the effect that for Federal income tax purposes: (i) the transfer of substantially all of the assets of the Rated Fund to the Institutional Fund in exchange solely for shares of the Institutional Fund as provided in the Agreement and Plan will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Rated Fund and the Institutional Fund will each be deemed to be a “party” to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to the Rated Fund as a result of the asset transfer solely in exchange for the Institutional Fund shares or on the distribution of the Institutional Fund shares to the Rated Fund shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Institutional Fund on the receipt of assets of the Rated Fund in exchange for the Institutional Fund shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Rated Fund on the receipt of Corresponding Shares of the Institutional Fund in exchange for their shares of the Rated Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Rated Fund assets in the hands of the Institutional Fund will be the same as the tax basis of such assets in the hands of the Rated Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of the Institutional Fund received by the shareholders of the Rated Fund in the Reorganization will be equal to the tax basis of the shares of the Rated Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares of the Institutional Fund will be determined by including the period for which such shareholder held the shares of the Rated Fund exchanged therefor, provided, that such Rated Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Institutional Fund’s holding period with respect to the Rated Fund assets transferred will include the period for which such assets were held by the Rated Fund; and (ix) the taxable year of the Rated Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, the Institutional Fund will succeed to and take into account certain tax attributes of the Rated Fund, such as earnings and profits, capital loss carryovers and method of accounting.

Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

16

Status as a Regulated Investment Company. Both the Rated Fund and the Institutional Fund have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganization, the Combined Fund intends to continue to operate so as to qualify as a regulated investment company. Following the distribution of Corresponding Shares of the Institutional Fund to the Rated Fund shareholders, the Trust will terminate the Rated Fund as a series of the Trust.

Capitalization

Each Fund offers one class of shares. The following table sets forth as of December 11, 2000: (i) the capitalization of the Rated Fund; (ii) the capitalization of the Institutional Fund; and (iii) the capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

	Rated Fund	Institutional Fund	Pro Forma Combined Fund
Total net assets	237,601,525	9,043,914,272	9,281,515,797
Net Asset Value per Share	$1.00	$1.00	$1.00
Shares Outstanding	237,601,525	9,043,914,272	9,281,515,797

INFORMATION CONCERNING THE SPECIAL MEETING

Date, Time and Place of Meeting

 The Meeting will be held on February 5, 2001, at the offices of MLIM, One Financial Center, 23rd Floor, Boston, Massachusetts 02111 at 10:00 a.m., Eastern time.

Solicitation, Revocation and Use of Proxies

A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of the Trust. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his proxy and vote in person.

All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted “FOR” approval of the Agreement and Plan.

It is not anticipated that any matters other than the adoption of the Agreement and Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Additional Voting Information

     In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity. In all cases where a telephonic authorization is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received this Proxy Statement and Prospectus and proxy card in the mail. Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should call toll free 1-800-225-1576.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

17

Record Date and Outstanding Shares

 Only holders of record of shares of the Rated Fund at the close of business on January 5, 2001 (the “Record Date”) are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, there were 272,086,380.70 shares of beneficial interest of the Rated Fund issued and outstanding and entitled to vote.

Security Ownership of Certain Beneficial Owners and Management of the Trust

 To the knowledge of the Rated Fund, the following persons or entities owned beneficially or of record 5% or more of the shares of the Rated Fund outstanding on the Record Date:

Name and Address of Beneficial Owner	Shares of Beneficial Interest Beneficially Owned As of the Record Date
	Number of Shares	Percentage of Total Shares Outstanding
The Musicland Group Inc. 10400 Yellow Circle Drive Minnetonka, MN 55343	25,202,032.58	9.26%

Toyota Motor Sales USA Attn: Soo Young Der 19001 S. Western Avenue Torrance, CA 90501	20,000,000.00	7.35%

National Guardian Life Insurance Attn: Investment Department P.O. Box 1191 Madison, WI 53701	19,888,011.70	7.31%


At the Record Date, the Trustees and officers of the Trust as a group (31 persons) owned an aggregate of less than 1% of the outstanding shares of the Rated Fund.

 To the knowledge of the Institutional Fund, the following persons or entities owned beneficially or of record 5% or more of the shares of the Institutional Fund outstanding on the Record Date:

Name and Address of Beneficial Owner	Shares of Beneficial Interest Beneficially Owned As of the Record Date
	Number of Shares	Percentage of Total Shares Outstanding

Chemical Bank SLAM Account Attn: Don Snyder 4 New York Plaza, 18th Floor New York, NY 10004	555,000,000.00	5.74%

At the Record Date, the Trustees and officers of the Trust as a group (31 persons) owned an aggregate of less than 1% of the outstanding shares of the Institutional Fund and owned less than 1% of the outstanding shares of common stock of ML & Co.

Voting Rights and Required Vote

For purposes of this Proxy Statement and Prospectus, each Rated Fund share is entitled to one vote. Approval of the Agreement and Plan by the Rated Fund requires the affirmative vote of the Rated Fund shareholders representing two-thirds of the total votes entitled to be cast thereon.

Under Massachusetts law, shareholders of a registered open-end investment company, such as the Trust, are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the Reorganization if approved at the Meetings. However, any shareholder of the Rated Fund may redeem his or her shares prior to the Reorganization.

A quorum for purposes of the Meeting consists of one-third of the Rated Fund shares entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes in favor the Agreement and Plan are not received from the shareholders of the Rated Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the

18

affirmative vote of a majority of the shares of the Rated Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the Rated Fund shareholders.

ADDITIONAL INFORMATION


In order to obtain the necessary quorum at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Trust, on behalf of the Rated Fund.

Broker-dealer firms, including Merrill Lynch, holding shares of the Rated Fund in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan. Properly executed proxies that are returned but that are marked “abstain” or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the proposal (“broker non-votes”) will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan.

This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which the Trust has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

The Trust files reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by the Trust can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Call 202-942-8090 for information on the operation of the public reference room. Copies of materials, other than materials incorporated herein by reference and other information regarding the funds also can be obtained on the Commission’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

LEGAL PROCEEDINGS

There are no material legal proceedings to which the Trust, on behalf of either the Rated Fund or the Institutional Fund, is a party.

LEGAL OPINIONS

Certain legal matters in connection with the Reorganization will be passed upon for the Trust by Clifford Chance Rogers & Wells LLP, 200 Park Avenue, New York, New York 10166. Clifford Chance Rogers & Wells LLP will rely as to matters of Massachusetts law on the opinion of Bingham Dana, LLP, 150 Federal Street, Boston, MA 02110.

EXPERTS

 The audited financial highlights of the Rated Fund and the Institutional Fund included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP (“D&T”), independent auditors, given on their authority as experts in auditing and accounting. The principal business address of D&T is 200 Berkeley Street, Boston, Massachusetts 02116. D&T will serve as the independent auditors for the Combined Fund after the Reorganization.

SHAREHOLDER PROPOSALS

A shareholder proposal intended to be presented at any subsequent meeting of shareholders of the Rated Fund must be received by the Trust in a reasonable time before the Trust begins to print and mail the proxy solicitation materials to be utilized in connection with such meeting in order to be considered in the Trust’s proxy statement and form of proxy relating to the meeting.

By Order of the Board of Trustees, PHILLIP S. GILLESPIE Secretary, Merrill Lynch Funds for Institutions Series

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EXHIBIT I

AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of the 11th day of September, 2000, by and between Merrill Lynch Funds For Institutions Series (the “Trust”), on behalf of Merrill Lynch Institutional Fund (the “Acquiring Fund”), and the Trust, on behalf of Merrill Lynch Rated Institutional Fund (the “Acquired Fund” and, together with Acquiring Fund, the “Funds”). The Trust is a Massachusetts business trust and each of the Funds is a separate series of the Trust.

PLAN OF REORGANIZATION

The reorganization will comprise the acquisition by Acquiring Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of Acquired Fund in exchange solely for an equal aggregate value of newly issued shares, with a par value of $.01 per share, of Acquiring Fund and the subsequent distribution of Corresponding Shares (defined below) of Acquiring Fund to the shareholders of Acquired Fund in exchange for their shares of beneficial interest of Acquired Fund, in liquidation of Acquired Fund, all upon and subject to the terms hereinafter set forth (the “Reorganization”).

In the course of the Reorganization, shares of Acquiring Fund will be distributed to Acquired Fund shareholders as follows: each holder of Acquired Fund shares will be entitled to receive the number of shares having the same aggregate net asset value (“Corresponding Shares”) as the aggregate net asset value of such shareholder’s shares in Acquired Fund immediately prior to the Reorganization. In consideration therefor, on the Exchange Date (defined below), Acquiring Fund shall acquire substantially all of Acquired Fund’s assets and assume substantially all of Acquired Fund’s obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise. It is intended that the Reorganization described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

As promptly as practicable after the consummation of the Reorganization, Acquired Fund shall be terminated as a series of the Trust.

AGREEMENT

In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Acquiring Fund and Acquired Fund hereby agree as follows:

1. Representations and Warranties of Acquiring Fund.

The Trust, on behalf of Acquiring Fund, represents and warrants to, and agrees with, the Trust, on behalf of Acquired Fund, that:

(a) Acquiring Fund is a series of the Trust, a business trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. The Trust has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company (File No. 811-5149), and such registration has not been revoked or rescinded and is in full force and effect.

The Trust on behalf of the Acquiring Fund has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since inception of the Acquiring Fund and intends that the Acquiring Fund continue to so qualify until consummation of the Reorganization and thereafter.

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(c) Acquired Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Acquiring Fund, each as of April 30, 2000, said financial statements having been audited by Deloitte & Touche LLP, independent accountants. An unaudited statement of assets and liabilities of Acquiring Fund and an unaudited schedule of investments of Acquiring Fund, each as of the Valuation Time (defined below), will be furnished to Acquired Fund at or prior to the Exchange Date for the purpose of determining the number of shares of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(d) Acquired Fund has been furnished with Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2000 and the financial statements appearing therein fairly present the financial position of Acquiring Fund as of the dates indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(e) Acquired Fund has been furnished with the Trust’s prospectus and statement of additional information, each dated August 17, 2000, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(f) The Trust, with respect to Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust, involving Acquiring Fund, threatened against the Trust which assert liability on the part of Acquiring Fund or which materially affect the Trust’s or the Acquiring Fund’s financial condition or its ability to consummate the Reorganization. Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The Trust is not a party to or obligated under any provision of its Declaration of Trust, or its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

(i) There are no material contracts outstanding to which the Trust, on behalf of Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Acquired Fund prior to the Valuation Time.

(j) Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Acquiring Fund’s most recent annual or semi-annual report to shareholders; and those incurred in connection with the Reorganization. As of the Valuation Time, Acquiring Fund will advise Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(l) The registration statement filed by the Trust with respect to shares of Acquiring Fund on Form N-14 relating to the shares of Acquiring Fund to be issued pursuant to this Agreement which includes the proxy statement of Acquired Fund and the prospectus of the Trust with respect to the transaction contemplated herein, and any supplement, or amendment thereto or to the documents therein (as amended, the “N-14 Registration Statement”), on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and at the Exchange Date, insofar as it relates to Acquiring Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the

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rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Trust with respect to Acquiring Fund for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

(m) Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.01 per share.

(n) Acquiring Fund shares to be issued to Acquired Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(o) At or prior to the Exchange Date, Acquiring Fund shares to be transferred to Acquired Fund for distribution to the shareholders of Acquired Fund on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of Acquired Fund presently are qualified, and there are a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) At or prior to the Exchange Date, Acquiring Fund will have obtained any and all regulatory, Trustee and shareholder approvals necessary to issue the shares of Acquiring Fund to Acquired Fund.

2. Representations and Warranties of Acquired Fund.

The Trust, on behalf of Acquired Fund, represents and warrants to, and agrees with, the Trust on behalf of Acquiring Fund that:

(a) Acquired Fund is a series of the Trust, a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. The Trust has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Trust is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-5149), and such registration has not been revoked or rescinded and is in full force and effect. The Trust, on behalf of the Acquired Fund, has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since inception of the Acquired Fund, and intends that the Acquired Fund continue to so qualify for its taxable year ending upon liquidation.

(c) As used in this Agreement, the term “Investments” shall mean (i) the investments of Acquired Fund shown on the schedule of its investments as of the Valuation Time (as defined in Section 3(c) of this Agreement) furnished to Acquiring Fund, and (ii) all other assets owned by Acquired Fund or liabilities incurred as of the Valuation Time.

(d) The Trust, with respect to Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e) Acquiring Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Acquired Fund, each as of April 30, 2000 said financial statements having been audited by Deloitte & Touche LLP, independent accountants. An unaudited statement of assets and liabilities of Acquired Fund and an unaudited schedule of investments of Acquired Fund, each as of the Valuation Time, will be furnished to Acquiring Fund at or prior to the Exchange Date for the purpose of determining the number of

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shares of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of Acquired Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

     (f) Acquiring Fund has been furnished with Acquired Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2000, and the financial statements appearing therein fairly present the financial position of Acquired Fund as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(g) Acquiring Fund has been furnished with the Trust’s prospectus and statement of additional information, each dated August 17, 2000, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust, involving Acquired Fund, threatened against the Trust which assert liability on the part of Acquired Fund or which materially affect the Trust’s or the Acquired Fund’s financial condition or its ability to consummate the Reorganization. Acquired Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(i) There are no material contracts outstanding to which Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Acquiring Fund prior to the Valuation Time.

(j) Acquired Fund is not a party to or obligated under any provision of the Trust’s Declaration of Trust, as amended, or its by-laws or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

(k) Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since its most recent annual or semiannual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Acquired Fund will advise Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(l) The Trust, on behalf of Acquired Fund, has filed, or has obtained extensions to file, all United States federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all United States federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

(m) At both the Valuation Time and the Exchange Date, the Trust, on behalf of Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments. At the Exchange Date, subject only to the delivery of the Investments as contemplated by this Agreement, Acquired Fund will have good and marketable title to all of the Investments, and the Trust, on behalf of Acquiring Fund, will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Investments or materially affect title thereto).

(n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(o) The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and on the Exchange Date, insofar as it relates to Acquired Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the

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1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Trust with respect to Acquired Fund for use in the N-14 Registration Statement as provided in Section
6(e) of this Agreement.

(p) Acquired Fund is authorized to issue an indefinite number of shares of beneficial interest, par value $.01 per share; each outstanding share is fully paid and nonassessable and has full voting rights.

(q) The Trust, on behalf of Acquired Fund, will not sell or otherwise dispose of any of the shares of Acquiring Fund to be received in the Reorganization, except in distribution to the shareholders of Acquired Fund.

3. The Reorganization.

(a) Subject to receiving the requisite approval of the shareholders of Acquired Fund, and to the other terms and conditions contained herein, the Trust, on behalf of Acquired Fund, agrees to convey, transfer and deliver to Acquiring Fund and the Trust, on behalf of Acquiring Fund, agrees to acquire from Acquired Fund, on the Exchange Date, all of the Investments (including interest accrued as of the Valuation Time on debt instruments) of Acquired Fund, and assume substantially all of the liabilities of Acquired Fund, in exchange solely for that number of shares of Acquiring Fund provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Exchange Date the Trust, on behalf of Acquired Fund, will distribute all shares of Acquiring Fund received by it to Acquired Fund’s shareholders in exchange for their corresponding Acquired Fund shares. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of the Trust, with respect to Acquiring Fund, in the amounts due the shareholders of Acquired Fund based on their respective holdings in Acquired Fund as of the Valuation Time.

(b) The Trust, on behalf of Acquired Fund, will pay or cause to be paid to Acquiring Fund any interest or dividends it receives on or after the Exchange Date with respect to the Investments transferred to Acquired Fund hereunder.

	(c) The Valuation Time shall be 5:00 P.M., Eastern time, on February 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(d) Acquiring Fund will acquire substantially all of the assets of, and assume substantially all of the known liabilities of, Acquired Fund, except that recourse for such liabilities will be limited to the net assets of Acquired Fund acquired by Acquiring Fund. The known liabilities of Acquired Fund as of the Valuation Time shall be confirmed in writing to Acquiring Fund by Acquired Fund pursuant to
Section 2(k) of this Agreement.

(e) The Trust will terminate Acquired Fund as a series of the Trust following the Exchange Date.

4. Issuance and Valuation of Shares of Acquiring Fund in the Reorganization.

Full shares of Acquiring Fund, and to the extent necessary, fractional shares of Acquiring Fund, of an aggregate net asset value equal to the net asset value of the assets of Acquired Fund acquired, determined as hereinafter provided, reduced by the amount of liabilities of Acquired Fund assumed by the Trust, on behalf of Acquiring Fund, shall be issued by the Trust, on behalf of Acquiring Fund, in exchange for such assets of Acquired Fund. The net asset value of Acquired Fund shall be determined in accordance with the procedures described in the prospectus of the Trust under “How Shares are Priced.” The net asset value of each Fund is normally $1.00 per share. The Trust, on behalf of Acquired Fund, shall distribute Corresponding Shares of Acquiring Fund to Acquired Fund’s shareholders by redelivering such certificates to State Street Bank and Trust Company (“State Street”).

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5. Payment of Expenses.

	(a) With respect to expenses incurred in connection with the Reorganization, (i) the Trust on behalf of each Fund shall pay all expenses incurred that are attributable solely to such Fund and the conduct of its business, (ii) the Trust on behalf of each Fund shall pay all expenses incurred that are attributable to each Fund in connection with the Reorganization, including, but not limited to legal and accounting fees, printing costs, filing fees, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization, and (iii) the Trust on behalf of Acquiring Fund shall pay, all expenses incurred in connection with the preparation and distribution of the N-14 Registration Statement.

(b) If the Reorganization is not approved, these expenses will be allocated pro rata between the Funds according to the net asset value of the shares of each Fund on the date of the shareholder meeting referred to in Section 6(a) of this Agreement.

(c) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of Acquiring Fund and Acquired Fund.

(a) The Trust, on behalf of Acquired Fund, agrees to call a special meeting of the shareholders of Acquired Fund to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon shall have approved this Agreement at such a meeting at or prior to the Valuation Time.

(b) The Trust, on behalf of each of Acquiring Fund and Acquired Fund, covenants to operate the business of Acquiring Fund and Acquired Fund, respectively, as presently conducted between the date hereof and the Exchange Date.

(c) The Trust agrees that following the consummation of the Reorganization, it will terminate Acquired Fund as a series of the Trust, it will not make any distributions of any Acquiring Fund shares other than to the shareholders of Acquired Fund and without first paying or adequately providing for the payment of all of Acquired Fund’s liabilities not assumed by Acquiring Fund, if any, and on and after the Exchange Date it shall not conduct any business with respect to Acquired Fund except in connection with its dissolution.

(d) The Trust will file the N-14 Registration Statement with the Securities and Exchange Commission (the “Commission”) and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. The Trust, on behalf of each of Acquiring Fund and Acquired Fund, agrees that each Fund will cooperate fully with the other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

(e) The Trust, with respect to Acquiring Fund, has no plan or intention to sell or otherwise dispose of the assets of Acquired Fund to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

(f) The Trust, with respect to each of Acquired Fund and Acquiring Fund, agrees that by the Exchange Date all of the United States federal and other tax returns and reports required to be filed with respect to each Fund on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Trust, with respect to each Fund, agrees that each Fund will cooperate with the other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Trust, with respect to Acquiring Fund, agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Acquired Fund for its taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other

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	proceeding. After the Exchange Date, the Trust, on behalf of Acquired Fund, shall prepare, or cause its agents to prepare, any United States federal, state or local tax returns, including any Forms 1099, required to be filed by Acquired Fund with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by Acquired Fund to the extent such expenses have been accrued by Acquired Fund in the ordinary course without regard to the Reorganization.

(g) The Trust, on behalf of Acquired Fund, agrees to mail to Acquired Fund’s shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(h) Following the consummation of the Reorganization, the Trust, with respect to Acquiring Fund, expects to stay in existence and continue its business as a diversified, open-end management investment company registered under the 1940 Act.

7. Exchange Date.

	(a) Delivery of the assets of Acquired Fund to be transferred, together with any other Investments, and the Acquiring Fund shares to be issued, shall be made at the offices of the Acquiring Fund’s custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Trust, on behalf of each of Acquired Fund and Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.” To the extent that any Investments, for any reason, are not transferable on the Exchange Date, the Trust, on behalf of Acquired Fund, shall cause such Investments to be transferred to Acquiring Fund’s account with State Street at the earliest practicable date thereafter.

(b) Acquired Fund will deliver to the Trust, on behalf of Acquiring Fund, on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of the Investments delivered to Acquiring Fund hereunder, certified by Deloitte & Touche LLP.

(c) As soon as practicable after the close of business on the Exchange Date, Acquired Fund shall deliver to the Trust, on behalf of Acquiring Fund, a list of the names and addresses of all of the shareholders of record of Acquired Fund on the Exchange Date and the number of shares of Acquired Fund owned by each such shareholder, certified to the best of their knowledge and belief by the transfer agent for Acquired Fund or by its President.

8. Acquired Fund Conditions.

The obligations of the Trust, with respect to Acquired Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Trust, on behalf of Acquired Fund, and by the affirmative vote of the holders of two-thirds of the shares of Acquired Fund, issued and outstanding and entitled to vote thereon, voting together as a single class, and by the Board of Trustees of the Trust on behalf of Acquiring Fund; and that the Trust on behalf of Acquiring Fund shall have delivered to Acquired Fund a copy of the resolution approving this Agreement adopted by the Trust’s Board of Trustees, certified by the Secretary of the Trust.

(b) That the Trust, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a statement of Acquiring Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Acquiring Fund’s behalf by the Trust’s President (or any Vice President) and its Treasurer, and a certificate signed by the Trust’s President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial

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position of Acquiring Fund since the date of Acquiring Fund’s most recent annual or semiannual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

(c) That the Trust, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a certificate signed by the Trust’s President (or any Vice President) and the Trust’s Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of the Trust ,on behalf of Acquiring Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Trust, on behalf of Acquiring Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Trust, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance Rogers & Wells LLP, as counsel to Acquiring Fund, in form and substance satisfactory to the Trust, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) the Trust is a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts; (ii) the Corresponding Shares of Acquiring Fund to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and fully paid and nonassessable shares of Acquiring Fund, and no shareholder of Acquiring Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Declaration of Trust of the Trust or the by-laws of the Trust or, to the best of such counsel’s knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by the Trust, on behalf of Acquiring Fund, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Massachusetts law or the Declaration of Trust, the by-laws, or any agreement (known to such counsel) to which the Trust is a party or by which the Trust is bound; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court, Massachusetts state court or governmental authority is required for the consummation the Trust, on behalf of by Acquiring Fund, of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and under Massachusetts law and such as may be required under state securities laws; (vi) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder; (vii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (viii) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (ix) the Trust, on behalf of Acquiring Fund, to the knowledge of such counsel, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where the Trust on behalf of Acquiring Fund has so qualified or the failure so to qualify would not have a material adverse effect on Acquiring Fund or its shareholders; (x) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; (xi) all corporate actions required to be taken by the Trust to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of the Trust, on behalf of Acquiring Fund; and (xii) such opinion is solely for the benefit of Acquiring Fund and Acquired Fund and the Trustees and officers of the Trust. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14

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Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquiring Fund or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance Rogers & Wells LLP may state that it is relying on certificates of officers of the Trust, on behalf of Acquiring Fund, and of officers of the Trust, on behalf of Acquired Fund, with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of the Trust and on an opinion of Bingham Dana LLP as to Massachusetts law.

(f) That the Trust, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance Rogers & Wells LLP, as counsel to Acquired Fund, in form satisfactory to the Trust, on behalf of Acquiring Fund, and dated the Exchange Date, to the effect that (i) upon consummation of the Reorganization in accordance with the terms of this Agreement, Acquired Fund will have duly transferred its assets and liabilities in accordance with this Agreement; (ii) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (iii) the proxy statement of Acquired Fund contained in the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder insofar as those requirements relate to information regarding Acquired Fund; (iv) insofar as those requirements relate to information regarding Acquired Fund, the descriptions in the proxy statement contained in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (v) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of Acquired Fund of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vi) to the knowledge of such counsel, the Trust, on behalf of Acquired Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquired Fund, or its shareholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, on behalf of Acquired Fund; and (viii) such opinion is solely for the benefit of the Trust, on behalf of Acquired Fund, and the Trust’s officers and Board of Trustees. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquired Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance Rogers & Wells LLP may state that it is relying on certificates of officers of the Trust, on behalf of Acquired Fund, with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of the Trust and on an the opinion of Bingham Dana LLP as to Massachusetts law.

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 (g) That the Trust, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance Rogers & Wells LLP, to the effect that for Federal income tax purposes (i) the transfer of substantially all of the Investments of Acquired Fund to Acquiring Fund in exchange solely for shares of Acquiring Fund as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund will each be deemed to be a “party” to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Acquired Fund as a result of the asset transfer solely in exchange for Acquiring Fund shares or on the distribution of the Acquiring Fund shares to Acquired Fund shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to Acquiring Fund on the receipt of assets of Acquired Fund in exchange for Acquiring Fund shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Acquired Fund on the receipt of Corresponding Shares of Acquiring Fund in exchange for their shares of Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Acquired Fund assets in the hands of Acquiring Fund will be the same as the tax basis of such assets in the hands of Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of Acquiring Fund received by the shareholders of Acquired Fund in the Reorganization will be equal to the tax basis of the shares of Acquired Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares of Acquiring Fund will be determined by including the period for which such shareholder held the shares of Acquired Fund exchanged therefor, provided, that such Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Acquiring Fund’s holding period with respect to the Acquired Fund assets transferred will include the period for which such assets were held by Acquired Fund; and (ix) the taxable year of Acquired Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, Acquiring Fund will succeed to and take into account certain tax attributes of Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

(h) That all proceedings taken by the Trust, on behalf of Acquiring Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Trust, on behalf of Acquired Fund.

(i) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust, on behalf of Acquiring Fund, be contemplated by the Commission.

(j) That the Trust, on behalf of Acquired Fund, shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Trust, on behalf of Acquired Fund, to the effect that (i) they are independent public accountants with respect to the Trust within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by the Acquired Fund and the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Acquiring Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Trust responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, or (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements; and (iv) on the basis of limited procedures agreed upon by Acquired Fund and the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Acquiring Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained

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from the accounting records of Acquiring Fund or from schedules prepared by officials of the Trust having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquiring Fund or would prohibit the Reorganization.

(l) That the Trust, on behalf of Acquired Fund, shall have received from the Commission such orders or interpretations as Clifford Chance Rogers & Wells LLP, as counsel to Acquired Fund, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

9. Acquiring Fund Conditions.

The obligations of the Trust, with respect to Acquiring Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Trust, on behalf of Acquired Fund, and by the affirmative vote of the holders of two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, voting together as a single class; and that the Trust, on behalf of Acquired Fund, shall have delivered to Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the Trust, on behalf of Acquired Fund, and a certificate setting forth the vote the Trust’s Board of Trustees obtained, each certified by the Secretary of the Trust.

(b) That the Trust, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Acquired Fund’s behalf by the Trust’s President (or any Vice President) and the Trust’s Treasurer, and a certificate signed by the Trust’s President (or any Vice President) and the Trust’s Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquired Fund since the date of Acquired Fund’s most recent annual or semiannual report to shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

(c) That the Trust, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a certificate signed by the Trust’s President (or any Vice President) and the Trust’s Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Trust, on behalf of, Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Trust, on behalf of Acquired Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That the Trust, on behalf of Acquired Fund, shall have delivered to Acquiring Fund a letter from Deloitte & Touche LLP, dated the Exchange Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of the Trust on behalf of Acquired Fund for the period ended April 30, 2000 (which returns originally were prepared and filed by the Trust), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of Acquired Fund for the period covered thereby; and that for the period from May 1, 2000, to and including the Exchange Date and for any taxable year of Acquired Fund ending upon the liquidation of Acquired Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period

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from May 1, 2000, to and including the Exchange Date and for any taxable year of Acquired Fund ending upon the liquidation of Acquired Fund or that Acquired Fund would not continue to qualify as a RIC for Federal income tax purposes for the tax years in question.

(e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(f) That the Trust, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance Rogers & Wells LLP, as counsel to Acquired Fund, in form satisfactory to the Trust on behalf of Acquiring Fund and dated the Exchange Date, to the effect that (i) upon consummation of the Reorganization in accordance with the terms of this Agreement, Acquired Fund will have duly transferred its assets and liabilities in accordance with this Agreement; (ii) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (iii) the proxy statement of Acquired Fund contained in the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder insofar as those requirements relate to information regarding Acquired Fund; (iv) insofar as those requirements relate to information regarding Acquired Fund, the descriptions in the proxy statement contained in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (v) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of Acquired Fund of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vi) to the knowledge of such counsel, the Trust, on behalf of Acquired Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquired Fund, or its shareholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, on behalf of Acquiring Fund; and (viii) such opinion is solely for the benefit of the Trust, on behalf of Acquiring Fund, and the Trust’s officers and Board of Trustees. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquired Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance Rogers & Wells LLP may state that it is relying on certificates of officers of the Trust, on behalf of Acquired Fund, with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of the Trust and on an opinion of Bingham, Dana LLP as to Massachusetts law.

(g) That the Trust, on behalf of Acquiring Fund, shall have received an opinion of Bingham Dana LLP, as Massachusetts counsel to Acquired Fund, in form and substance satisfactory to Acquiring Fund and dated the Exchange Date, to the effect that (i) the Trust is a trust with transferable shares of beneficial interest duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts; (ii) this Agreement has been duly authorized, executed and delivered by Acquired Fund and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express

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no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Massachusetts law or the Trust’s Declaration of Trust or by-laws, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (iv) the Trust, on behalf of Acquired Fund, has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, the Trust, on behalf of Acquired Fund, will have duly transferred such assets in accordance with this Agreement; (v) to the best of such counsel’s knowledge, no filing or registration with, or consent, approval, authorization or order of any Massachusetts state court or governmental authority is required for the consummation by the Trust, on behalf of Acquired Fund, of the Reorganization, except such as have been obtained from the Board of Trustees of the Trust and shareholders of Acquired Fund and such as may be required under Massachusetts state securities law; (vi) all actions required to be taken by the Trust, on behalf of Acquired Fund, to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of the Trust; and (vii) such opinion is solely for the benefit of the officers and Board of Trustees of the Trust. In giving the opinion set forth above, Bingham Dana LLP may state that it is relying on certificates of officers of the Trust with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the valid existence and the good standing of the Trust.

 (h) That the Trust, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance Rogers & Wells LLP with respect to the matters specified in Section 8(f) of this Agreement.

(i) That the Trust, on behalf of Acquiring Fund, shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Trust, on behalf of Acquiring Fund, to the effect that (i) they are independent public accountants with respect to the Trust, on behalf of Acquired Fund, within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Acquired Fund and Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Trust, on behalf of Acquiring Fund, and the Trust, on behalf of Acquired Fund, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Acquired Fund or from schedules prepared by officials of Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(j) That the Investments to be transferred to Acquiring Fund shall not include any assets or liabilities which Acquiring Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

(k) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust, on behalf of Acquired Fund, be contemplated by the Commission.

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(l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquired Fund or would prohibit the Reorganization.

(m) That the Trust, on behalf of Acquiring Fund, shall have received from the Commission such orders or interpretations as Clifford Chance Rogers & Wells LLP, as counsel to Acquiring Fund, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

(n) That all proceedings taken by the Trust, on behalf of Acquired Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Trust ,on behalf of Acquiring Fund.

(o) That prior to the Exchange Date, the Trust, on behalf of Acquired Fund, shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date.

10. Termination, Postponement and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Board of Trustees of the Trust, on behalf of Acquired Fund, and the Trust, on behalf of Acquiring Fund; (ii) by the Board of Trustees of the Trust, on behalf of Acquired Fund, if any condition of Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Trust, on behalf of Acquiring Fund, if any condition of Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

 (b) If the transactions contemplated by this Agreement have not been consummated by May 31, 2001, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Board of Trustees of the Trust, on behalf of Acquired Fund, and the Trust, on behalf of Acquiring Fund.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Trust, with respect to Acquired Fund or Acquiring Fund, or the Board of Trustees of the Trust, or any of the Trust’s directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust, on behalf of Acquired Fund, or the Trust, on behalf of Acquiring Fund, respectively (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective Fund, on behalf of which such action is taken. In addition, the Board of Trustees of the Trust, on behalf of Acquired Fund, and the Trust, on behalf of Acquiring Fund, have delegated to FAM the ability to make non-material changes to the transaction if it deems it to be in the best interests of Acquired Fund and Acquiring Fund to do so.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Trust with respect to either Acquired Fund nor Acquiring Fund nor any of the Trust’s officers, directors or trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director or trustee, agent, shareholder of Acquired Fund or Acquiring Fund against any liability to the entity for which that officer, director or trustee, agent or shareholder so acts or to its shareholders, to which that officer, director or trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

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(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Trust, on behalf of Acquired Fund, and the Board of Trustees of the Trust, on behalf of Acquiring Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of shares of Acquiring Fund to be issued to Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Trust, on behalf of Acquired Fund, promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11. Other Matters.

(a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Trust, on behalf of Acquiring Fund, will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH INSTITUTIONAL FUND (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the Trust, on behalf of Acquiring Fund’s transfer agent, with respect to such shares. The Trust, on behalf of Acquired Fund, will provide Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of Acquired Fund an affiliate of Acquired Fund on such date.

(b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

 (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to the Trust, on behalf of Acquired Fund, or the Trust, on behalf of Acquiring Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Phillip S. Gillespie.

(d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

(e) Notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust, on behalf of Acquiring Fund and the Acquired Fund.

(f) It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon its Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the Trust as provided in the Trust’s Declaration of Trust, as amended. The execution and delivery of this Agreement has been authorized by the Trustees of the Trust, and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose liability on any of them personally, but shall bind only the trust property the Trust as provided in the Trust’s Declaration of Trust, as amended.

I-15

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

MERRILL LYNCH FUNDS FOR INSTITUTIONAL SERIES, on behalf of MERRILL LYNCH INSTITUTIONAL FUND

By:

ATTEST:

(PHILLIP S. GILLESPIE, SECRETARY)

MERRILL LYNCH FUNDS FOR INSTITUTIONAL SERIES, on behalf of MERRILL LYNCH RATED INSTITUTIONAL FUND

By:

ATTEST:

(PHILLIP S. GILLESPIE, SECRETARY)

I-16

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Rated Institutional Fund
Merrill Lynch Institutional Fund
each a series of
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
One Financial Center
Boston, Massachusetts 02111
(617) 342-1600

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Merrill Lynch Funds For Institutions Series (the “Trust”) and with the current prospectus of the Trust, dated August 17, 2000 (the “Trust Prospectus”), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling (800) 225-1576, or by writing to the Trust at State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts, 02266-8118. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

Further information about the Trust is contained in and incorporated by reference to its Statement of Additional Information, dated August 17, 2000, which is incorporated by reference into and accompanies this Statement of Additional Information.

The Commission maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of the Trust, other material incorporated by reference and other information regarding the Trust.

TABLE OF CONTENTS

General Information	2
Financial Statements	2

The date of this Statement of Additional Information is January 8, 2001.

GENERAL INFORMATION

The shareholders of Merrill Lynch Rated Institutional Fund (the “Rated Fund”), a series of the Trust, are being asked to approve the acquisition of substantially all of the assets of the Rated Fund, and the assumption of substantially all of the liabilities of the Rated Fund, by Merrill Lynch Institutional Fund (the “Institutional Fund”), another series of the Trust, in exchange solely for an equal aggregate value of shares of the Institutional Fund (the “Reorganization”). The Trust is an open-end management investment company organized as a Massachusetts business trust. A Special Meeting of the shareholders of the Rated Fund to consider the Reorganization will be held at the offices of Merrill Lynch Investment Managers, L.P., One Financial Center, 23rd Floor, Boston, Massachusetts 02111 on February 5, 2001, at 10:00 a.m., Eastern time.

For detailed information about the Reorganization, shareholders of the Rated Fund should refer to the Proxy Statement and Prospectus. For further information about the Institutional Fund, shareholders should refer to the Trust’s Statement of Additional Information, dated August 17, 2000, which accompanies this Statement of Additional Information and is incorporated by reference herein.

FINANCIAL STATEMENTS

 In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Reorganization have not been prepared since the net asset value of the Rated Fund does not exceed 10% of the net asset value of the Institutional Fund as of December 11, 2000.

The Trust

Audited financial statements and accompanying notes for the fiscal year ended April 30, 2000, and the independent auditor’s report thereon, dated May 26, 2000, of the Trust are incorporated herein by reference from the Trust’s Annual Report to shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended October 31, 2000 of the Trust are incorporated herein by reference from the Trust’s Semiannual Report to Shareholders, which also accompanies this Statement of Additional Information.

2

PART C

OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number			Description
1	(a)	—	Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989 (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(c)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-14 (File No. 33-14190).
	(d)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement Form N-1A (File No. 33-14190)).
	(e)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
2		—	By-Laws (incorporated by reference to Exhibit 2 to Registrant’s Registration Statement on Form N-1A) (File No. 33-14190)).

C-1

Exhibit Number			Description
3		—	Not Applicable
4		—	Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Merrill Lynch Rated Institutional Fund, and the Registrant, on behalf of Merrill Lynch Institutional Fund (included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).
5		—	Not Applicable
6	(a)	—	Form of Investment Advisory Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Investment Advisory Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(c)	—	Investment Advisory Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(d)	—	Investment Advisory Agreement for Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(e)	—	Investment Advisory Agreement for Merrill Lynch Premier Fund (incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(f)	—	Investment Advisory Agreement for Merrill Lynch Rated Institutional Fund (incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
7	(a)	—	Distribution Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(a) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(c)	—	Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(d)	—	Form of Distribution Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A) (File No. 33-14190)).
	(e)	—	Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(f)	—	Distribution Agreement for Merrill Lynch Premier Institutional Fund (incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(g)	—	Distribution Agreement for Merrill Lynch Rated Institutional Fund (incorporated by reference to Exhibit 6(g) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
8		—	None
9	(a)	—	Form of Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A) (File No. 33-14190)).
	(b)	—	Form of Transfer Agency, Dividend Disbursing Agency Agreement (incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No 33-14190)).
	(c)	—	Form of Agreement relating to the use of the “Merrill Lynch” name (incorporated by reference to Exhibit 9(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(d)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and Merrill Lynch Government Fund Inc., respectively (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(e)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).

C-2

Exhibit Number			Description
10		—	Not Applicable
11		—	Opinion and Consent of Clifford Chance Rogers & Wells LLP, counsel to the Registrant.
12		—	Opinion of Clifford Chance Rogers & Wells LLP pertaining to tax matters.
13		—	Not Applicable.
14		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
15		—	Not Applicable.
16		—	Power of Attorney (included on the signature page of Registrant’s Registration Statement on Form N-14 (File No. 333-51766) (the “N-14 Registration Statement”)).
17	(a)	—	Prospectus dated August 17, 2000, and Statement of Additional Information dated August 17, 2000, of the Registrant (incorporated by reference to Exhibit 17(a) to the N-14 Registration Statement).
	(b)	—	Annual Report to Shareholders of the Registrant, as of April 30, 2000 (incorporated by reference to Exhibit 17(b) to the N-14 Registration Statement).
	(c)	—	Semi-Annual Report to Shareholders of the Registrant, as of October 31, 2000 (incorporated by reference to Exhibit 17(c) to the N-14 Registration Statement).
	(d)	—	Form of Proxy (incorporated by reference to Exhibit 17(d) to the N-14 Registration Statement).

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Proxy Statement and Prospectus by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

C-3

SIGNATURES

 As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts on January 8, 2001.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Registrant)

By:	/s/ ROBERT W. CROOK (Robert W. Crook, President )

 As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Robert W. Crook	President and Trustee (Principal Executive Officer)

* William M. Breen	Vice President and Treasurer (Principal Financial and Accounting Officer)

* Bruce Brackenridge	Trustee

* Charles C. Cabot, Jr.	Trustee

* James T. Flynn	Trustee

* Terry K. Glenn	Trustee

* Todd Goodwin	Trustee

* George W. Holbrook	Trustee

* W. Carl Kester	Trustee

*By: /s/ ROBERT W. CROOK (Robert W. Crook, attorney-in-fact)		January 8, 2001

C-4

EXHIBIT INDEX

Exhibit Number		Description
11	—	Opinion and consent of Clifford Chance Rogers & Wells LLP.
12	—	Form of Opinion of Clifford Chance Rogers & Wells LLP pertaining to tax matters.
14	—	Consent of Deloitte & Touche LLP, independent auditors of the Registrant.